UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 28, 2013

MFS® HIGH YIELD MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

2/28/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 149.8%
Airport Revenue - 3.4%
Burlington, VT, Airport Rev., “A”, 4%, 2028	$90,000	$87,778
Dallas Fort Worth, TX, International Airport Rev. Improvement, “B”, AGM, 5%, 2025	3,000,000	3,167,970
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2027	165,000	190,323
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2028	165,000	188,692
Houston, TX, Airport System Rev., “B”, 5%, 2026	175,000	205,527
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	155,000	173,743
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 2031	175,000	199,245
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	255,000	301,861
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	290,000	340,263

		$4,855,402
General Obligations - General Purpose - 2.0%
Allegheny County, PA, “C-70”, 5%, 2037	$265,000	$296,159
Bellwood, IL, 5.875%, 2027	200,000	198,520
Bellwood, IL, 6.15%, 2032	200,000	197,726
Luzerne County, PA, AGM, 6.75%, 2023	455,000	532,960
State of California, 5.25%, 2028	335,000	404,817
State of California, 5.25%, 2030	790,000	937,959
State of Hawaii, “DZ”, 5%, 2031	200,000	237,644

		$2,805,785
General Obligations - Improvement - 0.1%
Guam Government, “A”, 7%, 2039	$90,000	$101,433

General Obligations - Schools - 2.6%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2029	$2,195,000	$1,248,318
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	275,000	143,380
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	280,000	139,574
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	560,000	267,159
Frisco, TX, Independent School District, School Building, “B”, 3%, 2042	230,000	215,823
Irving, TX, Independent School District, Capital Appreciation, “A”, PSF, 0%, 2016	1,000,000	978,490
Los Angeles, CA, Unified School District, “D”, 5%, 2034	165,000	186,302
San Jacinto, TX, Community College District, 5.125%, 2038	430,000	488,833

		$3,667,879
Healthcare Revenue - Hospitals - 36.3%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$440,000	$507,778
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	60,000	50,923
Arizona Health Facilities Authority Hospital Rev. (Phoenix Children’s Hospital), “B”, 5%, 2043	110,000	119,107
Arizona Health Facilities Authority Hospital Rev. (Phoenix Children’s Hospital), “B”, 5%, 2048	465,000	498,382
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 2030	320,000	368,739
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	170,000	188,705
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 2040	590,000	655,225
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	130,000	146,695
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	185,000	216,881
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	660,000	796,006
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 2041	625,000	692,144
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	60,000	65,245
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	965,000	1,057,293
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	500,000	553,995
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2027	140,000	152,037

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 5.75%, 2032	$305,000	$327,646
Duluth, MN, Economic Development Authority Health Care Facilities Rev. (St. Luke’s Hospital Authority Obligated Group), 6%, 2039	365,000	396,313
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 2042	945,000	1,098,156
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	540,000	599,044
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	205,000	254,887
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	2,750,000	3,723,473
Illinois Finance Authority Rev. (Advocate Healthcare), 4%, 2047	305,000	305,451
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	385,000	403,033
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	485,000	612,254
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	485,000	581,481
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 2041	660,000	700,583
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,745,000	1,879,923
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	945,000	1,033,187
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	425,000	452,476
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	300,000	351,300
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 2041	185,000	217,405
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2031	1,120,000	1,209,331
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	410,000	438,675
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	300,000	344,796
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	100,000	114,607
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	570,000	683,635
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	435,000	486,856
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2032	40,000	44,704
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2037	100,000	109,223
Laramie County, WY, Hospital Rev. (Cheyenne Regional Medical Center Project), 5%, 2042	195,000	210,134
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 2028	210,000	210,601
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	880,000	948,429
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2018 (c)	1,315,000	1,654,073
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	1,265,000	1,345,694
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	60,000	62,035
Maine Health & Higher Educational Facilities Authority Rev. (Eastern Maine Medical Center Obligated Group), 5%, 2043	185,000	201,654
Martin County, FL, Health Facilities Authority Rev. (Martin Memorial Medical Center), 5.5%, 2042	300,000	335,088
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	735,000	892,143
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 2032	445,000	556,913
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	250,000	253,048
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital), “C”, 5.25%, 2018	500,000	500,340
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	1,000,000	1,138,680
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	55,000	59,476
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2041	35,000	37,283
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	125,000	128,863
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	825,000	845,831
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2032	85,000	94,065
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 5%, 2037	160,000	172,598
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	585,000	682,888
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2021	530,000	549,907
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 2031	895,000	988,554
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	545,000	591,914
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	200,000	200,310
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	190,000	226,756
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	115,000	133,577
Norman, OK, Regional Hospital Authority Rev., 5%, 2027	155,000	162,871
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2029	90,000	94,111
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	235,000	243,411

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Norman, OK, Regional Hospital Authority Rev., 5.125%, 2037	$415,000	$429,525
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,095,000	1,349,653
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	890,000	1,020,519
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	660,000	773,164
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	485,000	614,102
Salida, CO, Hospital District Rev., 5.25%, 2036	692,000	707,321
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	90,000	96,131
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	105,000	113,445
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2037	90,000	98,504
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2042	295,000	319,650
South Lake County, FL, Hospital District Rev. (South Lake Hospital), 6.375%, 2034	250,000	257,500
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	85,000	97,785
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	125,000	143,654
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 2032	300,000	332,280
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 6%, 2042	245,000	271,864
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,085,000	1,151,977
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	375,000	934
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	230,000	247,041
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	190,000	201,400
Virginia Small Business Financing Authority, Hospital Rev. (Wellmont Health Project), ‘‘A’’, 5.25%, 2037	470,000	505,104
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	440,000	508,451
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 2033	1,105,000	1,269,822
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	105,000	107,945
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	350,000	351,579
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	200,000	227,950
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	60,000	66,794
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034	750,000	785,108
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 2031	725,000	824,311
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 2041	490,000	564,965
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	935,000	997,028
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	390,000	397,082
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2037	140,000	147,951
Wood County, OH, Hospital Facilities Rev. (Wood County Hospital Project), 5%, 2042	140,000	147,494

		$51,086,874
Healthcare Revenue - Long Term Care - 17.3%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 5.9%, 2025	$723,000	$583,692
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	200,000	161,506
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	507,475
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	90,000	92,472
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	120,000	121,464
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 2039	215,000	244,971
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2027	15,000	16,856
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2032	20,000	22,141
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 2042	55,000	59,900
Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village), “A”, 5.75%, 2020	1,000,000	1,002,020
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 5.125%, 2030	30,000	32,302
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 5.25%, 2037	45,000	48,006

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	$475,000	$507,115
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,100,000	1,139,479
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 2041	290,000	297,389
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	695,000	780,575
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2026	500,000	511,880
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	140,000	167,548
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7%, 2014 (c)	500,000	536,555
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	200,000	199,010
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2045	850,000	942,616
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	200,000	199,986
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	215,000	219,870
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 2042	185,000	193,564
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,000,000	1,019,700
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	525,000	528,990
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	365,000	365,840
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,477,596
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 2042	140,000	142,583
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 2045	80,000	81,376
Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-Iowa, Inc.), 8%, 2029	346,000	353,896
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	500,000	505,865
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	695,000	734,247
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	995,000	995,219
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2031	130,267	106,700
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 2039	31,732	24,508
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 2046	8,656	5,812
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 2056	43,059	611
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	120,000	120,158
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	125,000	126,431
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.75%, 2039	80,000	38,085
Massachusetts Development Finance Agency Rev. (The Groves in Lincoln), “A”, 7.875%, 2044	115,000	54,733
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2028	350,000	394,471
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 2029	130,000	144,563
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	150,000	152,805
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	600,000	610,386
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	400,000	407,152
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	300,000	302,415
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	500,000	520,365
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	500,000	514,830
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	195,000	196,151
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	175,000	186,989
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	225,000	236,288
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2032	199,626	139,026
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2047	185,367	120,657
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	85,554	1,697
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 2047	79,443	1,575
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	610,000	694,204
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	550,000	617,326
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	415,000	459,011
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	770,000	866,520
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2042	90,000	98,545
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 2046	70,000	76,542
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 2030	130,000	156,061

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 2040	$195,000	$232,701
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 2032	600,000	618,546
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 2026	1,250,000	1,302,325

		$24,321,893
Industrial Revenue - Airlines - 3.4%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$200,000	$251,010
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	150,000	167,294
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	355,000	370,904
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 6.75%, 2029	155,000	155,392
Houston, TX, Airport Systems Rev., Special Facilities (Continental Airlines, Inc. Terminal E project), 7%, 2029	200,000	200,536
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	680,000	698,142
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 2023	365,000	374,709
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	365,000	371,920
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	1,250,000	1,283,638
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031 (d)	385,000	435,608
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.), “B”, 8.5%, 2028 (d)(q)	500,000	548,986

		$4,858,139
Industrial Revenue - Chemicals - 0.8%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$400,000	$433,432
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 2026	660,000	660,772

		$1,094,204
Industrial Revenue - Environmental Services - 2.1%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$153,951
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	655,000	704,322
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 2025 (b)	360,000	374,213
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	215,000	222,815
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	705,000	734,152
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	725,000	754,979

		$2,944,432
Industrial Revenue - Other - 1.7%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$240,000	$222,588
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	50,491	505
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 2025	280,000	287,865
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	375,000	375,416
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	430,000	430,447
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,000,000	1,012,480

		$2,329,301
Industrial Revenue - Paper - 2.4%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027	$1,000,000	$1,004,320
Courtland, AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.), 6%, 2029	1,000,000	1,004,070
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	980,000	983,273
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	290,000	290,194
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	160,000	156,910

		$3,438,767
Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Agua Caliente Band of Cahuilla Indians, CA, Rev., 5.6%, 2013 (n)	$175,000	$175,581
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	135,000	161,978
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	85,000	102,128
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	650,000	617,721

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Entertainment & Tourism - continued
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2031	$25,000	$28,739
Louisiana Stadium & Exposition District Rev., “A”, 5%, 2036	80,000	90,911
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	280,000	303,114

		$1,480,172
Miscellaneous Revenue - Other - 4.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$305,000	$331,779
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	45,000	47,443
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	65,000	76,842
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	305,000	361,401
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	845,000	949,324
District of Columbia Rev. (American Society Hematology), 5%, 2036	50,000	54,425
District of Columbia Rev. (American Society Hematology), 5%, 2042	40,000	43,053
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area) , 5%, 2033	125,000	136,399
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2028	55,000	61,327
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (YMCA Greater Houston Area), 5%, 2038	115,000	123,477
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	40,000	43,481
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	200,000	223,700
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2037	500,000	554,960
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	545,000	650,071
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	535,000	595,958
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	300,000	300,174
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 2028	1,325,000	1,453,830

		$6,007,644
Multi-Family Housing Revenue - 4.2%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$490,000	$490,446
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (d)(q)	625,000	283,513
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2052 (n)	1,000,000	1,169,620
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	655,000	673,530
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038	907,227	875,139
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	605,000	392,784
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049 (z)	1,000,000	850,200
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	455,481	452,807
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	755,000	748,333

		$5,936,372
Parking - 0.2%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$300,000	$346,506

Port Revenue - 1.4%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 2035	$285,000	$323,746
Port Authority NY & NJ, Cons Thirty Seventh, AGM, 5.125%, 2030	1,450,000	1,523,617
Port New Orleans, LA, Board Of Commissioners Port Facility Rev., “B”, 5%, 2031	45,000	49,801
Port New Orleans, LA, Board Of Commissioners Port Facility Rev., “B”, 5%, 2032	15,000	16,587

		$1,913,751
Sales & Excise Tax Revenue - 4.5%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$500,000	$358,710
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	165,000	194,735
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	330,000	388,077
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	60,000	70,307
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	630,000	730,069
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	300,000	345,342
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 2024 (f)	1,095,000	1,398,238

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Sales & Excise Tax Revenue - continued
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	$840,000	$931,342
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032	390,000	461,128
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, ETM, FGIC, 0%, 2014 (c)	1,010,000	1,004,475
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2041	35,000	36,907
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	460,000	486,997

		$6,406,327
Single Family Housing - Local - 0.8%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$210,695	$214,618
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	915,000	933,593

		$1,148,211
Single Family Housing - State - 1.3%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$600,000	$613,644
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	215,000	224,322
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	950,000	968,563
Kentucky Counties Single Family Mortgage Rev., “A”, NATL, 9%, 2016	5,000	5,002

		$1,811,531
Solid Waste Revenue - 0.1%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$75,000	$86,678

State & Agency - Other - 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$500,000	$518,720
Tift County, GA, Hospital Authority Rev. Anticipation Certificates, 5%, 2038	35,000	38,872

		$557,592
State & Local Agencies - 3.5%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	$145,000	$165,322
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	500,000	536,175
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2035	110,000	115,066
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	295,000	323,760
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	700,000	750,435
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	120,000	141,328
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	400,000	414,776
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	135,000	156,187
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	80,000	112,170
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	820,000	1,172,961
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	225,000	238,534
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	660,000	792,911

		$4,919,625
Student Loan Revenue - 0.9%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$200,000	$227,500
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	200,000	227,654
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	20,000	22,397
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	370,000	420,894
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	365,000	404,278
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 2022	25,000	28,963

		$1,331,686
Tax - Other - 2.2%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2035	$100,000	$108,798
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 2042	420,000	450,912

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax - Other - continued
Dallas County, TX, Flood Control District, 7.25%, 2032	$750,000	$751,463
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2047	360,000	384,930
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	370,000	436,570
New Jersey Economic Development Authority Rev., 5%, 2025	135,000	154,134
New Jersey Economic Development Authority Rev., 5%, 2026	65,000	73,711
New Jersey Economic Development Authority Rev., 5%, 2028	25,000	28,011
New Jersey Economic Development Authority Rev., 5%, 2029	25,000	27,885
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	440,000	486,354
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	205,000	237,804

		$3,140,572
Tax Assessment - 4.9%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 2040	$140,000	$152,697
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 2020	500,000	545,410
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	225,000	223,688
Celebration Community Development District, FL, “A”, 6.4%, 2034	665,000	672,973
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	310,000	323,088
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	250,168
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	315,000	315,362
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 2037	365,000	272,564
Homestead, Community Development District, FL, Special Assessment, “B”, 5.9%, 2013	60,000	48,992
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	500,000	503,165
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	224,000	230,695
Main Street Community Development District, FL, “A”, 6.8%, 2038	280,000	274,974
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	125,000	131,141
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,406,000	1,412,903
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	185,000	181,257
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037 (a)(d)	470,000	202,100
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	960,000	364,800
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, “A”, NATL, 0%, 2024	1,325,000	739,589

		$6,845,566
Tobacco - 8.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	$3,270,000	$2,961,083
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	250,000	217,930
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	785,000	796,453
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 4.5%, 2027	175,000	163,273
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	525,000	489,442
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “A-1”, 5%, 2033	440,000	400,792
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,365,000	1,631,066
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	175,000	173,714
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	3,355,000	2,937,839
Rhode Island Tobacco Settlement Authority, 6%, 2023	920,000	921,628
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	80,000	85,424
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	500,000	510,715

		$11,289,359
Toll Roads - 6.4%
Chesapeake, VA, Toll Road Rev. (Transportation System), “A”, 5%, 2047	$105,000	$112,365
Chesapeake, VA, Toll Road Rev. (Transportation System), Convertible Capital Appreciation, “B”, 0%, 2032	125,000	78,093
Chesapeake, VA, Toll Road Rev. (Transportation System), Convertible Capital Appreciation, “B”, 0%, 2040	145,000	89,123
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 2018	1,500,000	1,293,270
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	445,000	569,168
North Texas Tollway Authority Rev., 6%, 2038	765,000	896,549
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,200,000	1,400,208

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - continued
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	$3,000,000	$2,826,330
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	285,000	310,394
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	470,000	546,493
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	755,000	827,578

		$8,949,571
Universities - Colleges - 10.0%
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2030	$80,000	$89,275
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 2039	540,000	605,216
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	145,000	161,904
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	1,270,000	1,486,599
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	110,553
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2035	670,000	713,503
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2045	775,000	813,456
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2032	25,000	27,324
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5.25%, 2042	210,000	231,481
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,000,000	1,240,860
Grand Valley, MI, State University Rev., 5.5%, 2027	135,000	155,038
Grand Valley, MI, State University Rev., 5.625%, 2029	65,000	74,584
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	110,000	110,836
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	670,000	762,983
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	155,000	176,331
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 2051	165,000	183,188
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2032	75,000	82,553
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2037	125,000	136,231
Lakeland, FL, Educational Facilities Rev. (Florida Southern College), “A”, 5%, 2042	65,000	70,572
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 2037	580,000	655,174
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	255,000	292,681
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	725,000	851,070
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	455,000	517,007
Onondaga, NY, Civic Development Corp. (Le Moyne College), 5%, 2042	115,000	124,801
Portage County, OH, Port Authority Rev. (Northeast Ohio Medical University Project), 5%, 2037	200,000	213,556
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 2031	45,000	44,073
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 2042	25,000	25,075
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	335,000	364,882
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	195,000	229,466
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	85,000	99,742
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	80,000	93,612
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	150,000	173,807
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	1,880,000	2,084,807
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	300,000	367,713
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	220,000	253,187
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	80,000	91,634
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	280,000	313,846

		$14,028,620
Universities - Dormitories - 2.8%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 2031	$175,000	$194,072
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 2041	200,000	227,070
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	735,000	789,339
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2030	70,000	76,157
Chester County, PA, Industrial Development Authority Student Housing Rev. (University Student Housing LLC Project), 5%, 2045	75,000	78,722
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 2030	130,000	140,144
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 2031	240,000	282,962

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Dormitories - continued
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	$615,000	$735,103
Mississippi State University, Educational Building Corp., 5%, 2036	440,000	496,571
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 4.7%, 2033	50,000	54,033
Oregon Facilities Authority, Student Housing Rev. (Southern Oregon University), ASSD GTY, 5%, 2044	60,000	66,249
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	80,000	90,685
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	110,000	124,136
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2030	105,000	117,714
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 5%, 2044	110,000	120,230
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2032	100,000	105,717
Platteville, WI, Redevelopment Authority, Redevelopment Rev. (Platteville Real Estate), 5%, 2042	215,000	220,953

		$3,919,857
Universities - Secondary Schools - 1.4%
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	$95,000	$106,498
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 2041	75,000	85,188
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	215,000	246,059
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.35%, 2042	110,000	111,565
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	135,000	155,133
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.4%, 2047	100,000	101,420
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 2032	115,000	115,393
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 2043	240,000	237,526
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	195,000	224,613
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	70,000	75,587
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	170,000	185,190
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 2035	50,000	56,013
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 2042	135,000	137,734
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2033	65,000	66,355
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 2043	125,000	125,269

		$2,029,543
Utilities - Cogeneration - 1.0%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 2045	$1,020,000	$1,052,140
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	320,006

		$1,372,146
Utilities - Investor Owned - 5.2%
Apache County, AZ, Industrial Development Authority, Pollution Control Rev. (Tucson Electric Power Co.),“A”, 4.5%, 2030	$325,000	$337,916
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	555,000	52,814
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	975,000	978,559
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	245,000	286,922
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	500,000	559,165
Fort Bend County, TX, Industrial Development Corp. (NRG Energy, Inc.), “A”, 4.75%, 2038	335,000	346,792
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	390,000	456,542
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric Co. Palo Verde Project), “A”, 4.5%, 2042	150,000	154,875
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	85,000	103,979
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	275,000	320,683
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,500,000	1,503,390
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	257,830
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	205,000	229,151
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	600,000	718,038
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	1,015,000	1,073,373

		$7,380,029

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Municipal Owned - 0.9%
Guam Power Authority Rev., “A”, AGM, 5%, 2025	$95,000	$109,764
Guam Power Authority Rev., “A”, AGM, 5%, 2026	80,000	92,075
Guam Power Authority Rev., “A”, AGM, 5%, 2027	30,000	34,421
Guam Power Authority Rev., “A”, 5%, 2034	95,000	104,154
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 2035	140,000	158,516
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 2038	355,000	411,101
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	365,000	428,306

		$1,338,337
Utilities - Other - 3.8%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$221,931
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	335,000	468,032
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	335,000	413,822
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	230,000	269,884
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	25,000	34,724
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	705,000	801,818
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	1,710,000	1,982,557
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	270,000	314,029
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	165,000	192,157
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	240,000	272,794
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	240,000	259,250
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 2031	150,000	163,044

		$5,394,042
Water & Sewer Utility Revenue - 8.5%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$370,000	$471,047
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	595,000	660,045
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,010,000	1,180,296
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	290,000	299,263
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	135,000	138,567
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	125,000	148,929
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	115,000	136,434
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	75,000	88,790
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	15,000	17,696
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	420,000	482,059
Houston, TX, Utility System Rev., “D”, 5%, 2036	435,000	504,378
King County, WA, Sewer Rev., 5%, 2040	1,395,000	1,569,319
Massachusetts Water Resources Authority, “B”, 5%, 2041	275,000	313,833
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2024	215,000	264,160
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 2041	685,000	782,571
New York Environmental Facilities, “C”, 5%, 2041	945,000	1,078,415
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	1,980,000	2,293,434
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 2035	790,000	870,090
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	700,000	715,253

		$12,014,579
Total Municipal Bonds		$211,152,425

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.13%, at Net Asset Value (v)	2,604,027	$2,604,027
Total Investments		$213,756,452

Other Assets, Less Liabilities - 1.5%		2,167,466

ARPS, at liquidation value (issued by the fund) - (2.8)%		(3,900,000)

VMTPS, at liquidation value (issued by the fund) - (50.4)%		(71,100,000)
Net assets applicable to common shares - 100.0%		$140,923,918

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,266,036, representing 1.6% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.8%, 2049	10/14/04	$1,000,000	$850,200
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	10/17/01-1/14/02	455,481	452,807
Total Restricted Securities			$1,303,007
% of Net assets applicable to common shares			0.9%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 2/28/13

Futures Contracts Outstanding at 2/28/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	188	$24,730,813	June 2013	$(20,563)
U.S. Treasury Bond 30 yr (Short)	USD	22	3,163,188	June 2013	(2,750)

					$(23,313)

At February 28, 2013 the fund had liquid securities with an aggregate value of $334,556 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/28/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 28, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$211,152,425	$—	$211,152,425
Mutual Funds	2,604,027	—	—	2,604,027
Total Investments	$2,604,027	$211,152,425	$—	$213,756,452

Other Financial Instruments
Futures Contracts	$(23,313)	$—	$—	$(23,313)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$194,164,833
Gross unrealized appreciation	22,361,041
Gross unrealized depreciation	(2,769,422)
Net unrealized appreciation (depreciation)	$19,591,619

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,770,392	10,921,163	(10,087,528)	2,604,027

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$949	$2,604,027

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: April 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: April 12, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 12, 2013

*	Print name and title of each signing officer under his or her signature.